STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Municipal Bonds - .3%
Federal Home Loan Mortgage Corporation, Revenue Bonds, Multifamily Variable Rate Certificate, Ser. M048 (cost $2,518,150)	3.15	1/1/2036	2,500,000		2,612,550

Long-Term Municipal Investments - 98.7%
Alabama - 2.5%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. A	5.00	7/1/2031	1,100,000		1,334,740
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	3,555,000		4,094,258
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x .67 +.90%	2.57	12/1/2023	4,000,000	[a]	3,927,080
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	2,000,000		2,379,940
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. C	0/6.60	10/1/2042	14,000,000	[b]	13,335,560
				25,071,578
Arizona - 1.0%
Arizona Board of Regents, Revenue Bonds	5.00	8/1/2031	3,770,000		4,326,377
La Paz County Industrial Development Authority, Revenue Bonds (Charter Schools Solutions-Harmony Public Schools Project) Ser. A	5.00	2/15/2036	1,750,000	[c]	1,919,260
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		2,968,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Arizona - 1.0% (continued)
Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing LLC-Arizona State University Project) Ser. A	5.00	7/1/2037	1,000,000		1,149,570
				10,363,332
California - 5.3%
California, GO (Various Purpose)	5.00	10/1/2030	6,595,000		8,435,862
California, GO, Refunding	5.00	8/1/2036	5,000,000		5,990,650
California, GO, Refunding (Various Purpose)	5.00	4/1/2033	7,355,000		9,382,921
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Saint Joseph Health) Ser. A	4.00	10/1/2036	5,000,000		5,466,900
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health) Ser. B	5.00	11/15/2046	4,750,000		5,535,650
California State Public Works Board, Revenue Bonds (Department of Corrections and Rehabilitation) (Various Correctional Facilities) Ser. A	5.00	9/1/2027	5,260,000		6,181,026
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center)	5.00	12/1/2033	1,000,000	[c]	1,153,060
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	3,875,000		4,634,810
North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,000,000		1,124,570
Pittsburg Successor Agency Redevelopment Agency, Revenue Bonds, Refunding (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	9/1/2029	2,020,000		2,432,787
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2035	1,100,000		1,265,176

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
California - 5.3% (continued)
Southern California Power Authority, Revenue Bonds (Apex Power Project) Ser. A	5.00	7/1/2037	2,175,000	2,518,367
				54,121,779
Colorado - 4.6%
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives) Ser. A	5.25	1/1/2045	3,000,000	3,311,250
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives) Ser. D	6.25	10/1/2033	1,200,000	1,208,532
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Colorado Project) Ser. A	5.00	12/1/2041	1,500,000	1,728,540
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	3,925,000	4,472,459
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Catholic Health Initiatives) Ser. A	5.00	2/1/2041	5,000,000	5,186,250
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Catholic Health Initiatives) Ser. B1	5.00	7/1/2038	2,900,000	3,120,748
Denver, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000	4,845,800
Denver, Revenue Bonds, Ser. B	5.00	11/15/2043	15,000,000	16,767,300
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,724,895
Dominion Water and Sanitation District, Revenue Bonds	5.75	12/1/2036	2,000,000	2,141,580
Dominion Water and Sanitation District, Revenue Bonds	6.00	12/1/2046	500,000	537,850
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. C	5.38	9/1/2026	1,000,000	1,042,020
				46,087,224
Connecticut - 2.1%
Connecticut, GO, Ser. A	5.00	10/15/2025	8,000,000	9,103,920
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000	1,188,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Connecticut - 2.1% (continued)
Connecticut, Special Tax Bonds (Transportation Infrastructure Purposes) Ser. A	5.00	10/1/2029	5,000,000	5,639,100
Hartford County Metropolitan District, Revenue Bonds, Refunding (Green Bonds) Ser. A	5.00	11/1/2033	4,540,000	5,207,925
				21,139,465
District of Columbia - .4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	4,000,000	4,161,760
Florida - 7.9%
Broward County School District, GO	5.00	7/1/2028	4,195,000	5,357,057
Central Florida Expressway Authority, Revenue Bonds, Refunding (Insured; Build America Mutual Assurance Company)	5.00	7/1/2042	1,000,000	1,179,930
Citizens Property Insurance Corporation, Revenue Bonds, Ser. A1	5.00	6/1/2025	15,500,000	18,228,930
Citizens Property Insurance Corporation, Revenue Bonds, Ser. A1	5.00	6/1/2021	3,535,000	3,783,369
Escambia County, Revenue Bonds	5.00	10/1/2046	2,500,000	2,920,850
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Saint Leo University Project)	5.00	3/1/2032	1,890,000	2,207,180
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,706,025
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2028	1,250,000	1,470,725
Florida Municipal Power Agency, Revenue Bonds (All-Requirements Power Supply Project) Ser. A	5.00	10/1/2031	2,000,000	2,355,540
Gainesville, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,419,560

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Florida - 7.9% (continued)
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport) Ser. A	5.00	10/1/2044	3,500,000	3,934,875
Lee County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	10/1/2025	1,530,000	1,786,550
Miami Beach, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,921,605
Miami Beach Redevelopment Agency, Revenue Bonds, Refunding (City Center/Historic Convention Village)	5.00	2/1/2035	1,500,000	1,681,515
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	5,000,000	5,498,200
Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A	5.00	7/1/2039	5,000,000	5,593,750
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2042	3,000,000	3,385,710
Pinellas County Health Facilities Authority, Revenue Bonds, Refunding (BayCare Health System) (Insured; National Public Finance Guarantee Corporation) Ser. A2	3.58	11/15/2023	1,000,000	1,000,000
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	6,394,387
Tampa, Revenue Bonds (BayCare Health System Issue) Ser. A	5.00	11/15/2046	3,500,000	4,031,335
				79,857,093
Georgia - 3.1%
Atlanta Development Authority, Revenue Bonds (New Downtown Atlanta Stadium Project) Ser. A1	5.25	7/1/2040	1,750,000	2,052,558
Fulton County Development Authority, Revenue Bonds (Wellstar Health Systems) Ser. A	5.00	4/1/2036	1,000,000	1,169,000
Fulton County Development Authority, Revenue Bonds (Wellstar Health Systems) Ser. A	5.00	4/1/2034	2,800,000	3,299,184

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Georgia - 3.1% (continued)
Georgia Municipal Electric Authority, Revenue Bonds, Refunding ((Project One Subordinated Bonds) Ser. A	5.00	1/1/2021	4,000,000		4,198,480
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One Subordinated Bonds) Ser. A	4.00	1/1/2021	5,000,000		5,170,800
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x .67 +.75%	2.42	9/1/2023	10,250,000	[a]	10,142,990
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	5,200,000		5,776,420
				31,809,432
Illinois - 10.4%
Chicago, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,455,000		1,644,965
Chicago, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,000,000		1,175,460
Chicago, Revenue Bonds, Refunding (2nd Lien Project)	5.00	11/1/2025	2,940,000		3,441,652
Chicago, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2034	7,300,000		8,364,340
Chicago, Revenue Bonds, Refunding, Ser. D	5.25	1/1/2031	7,500,000		8,341,950
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	12/1/2029	2,000,000		2,395,600
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. C	5.00	12/1/2030	1,500,000		1,784,790
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,500,000		1,646,790
Chicago Park District, GO, Refunding (Insured; Build America Mutual Assurance Company) Ser. B	5.00	1/1/2029	2,895,000		3,236,089
Cook County, Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000		5,852,000
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bonds) Ser. A	5.00	12/1/2044	3,000,000		3,349,290

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Illinois - 10.4% (continued)
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2024	3,000,000	3,505,830
Illinois, Revenue Bonds (Junior Obligation) (Insured; Build America Mutual Assurance Company) Ser. A	5.00	6/15/2031	3,600,000	4,167,324
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	4,270,000	4,666,171
Illinois, Revenue Bonds, Refunding (University of Illinois) Ser. A	5.00	4/1/2027	7,500,000	8,354,850
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network)	5.00	6/1/2031	9,155,000	10,174,226
Illinois Finance Authority, Revenue Bonds (University of Illinois at Urbana-Champaign Project)	5.00	10/1/2049	1,250,000	1,487,300
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System) Ser. A	5.00	11/15/2045	1,500,000	1,654,845
Illinois Finance Authority, Revenue Bonds, Refunding (Rehabilitation Institute of Chicago) Ser. A	6.00	7/1/2043	3,250,000	3,666,293
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2034	3,000,000	3,385,680
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,900,000	4,525,638
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	4,000,000	4,658,560
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2042	3,500,000	3,664,850
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. B	5.00	6/15/2052	4,800,000	5,011,104
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	4,285,000	5,123,189
				105,278,786

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Indiana - 3.8%
Ball State University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,351,728
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	10/1/2030	1,750,000	2,114,840
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	10/1/2029	1,225,000	1,489,441
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	10/1/2028	1,150,000	1,403,782
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network) Ser. A	5.00	5/1/2042	10,000,000	10,879,400
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000	4,503,920
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	4,430,991
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	7,500,000	8,802,450
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital Project) Ser. A	5.00	1/1/2035	3,400,000	3,799,398
				38,775,950
Iowa - .9%
Iowa Finance Authority, Revenue Bonds (Genesis Health System)	5.00	7/1/2023	2,500,000	2,811,900
Iowa Finance Authority, Revenue Bonds, Refunding (UnityPoint Health) Ser. E	5.00	8/15/2033	5,105,000	5,898,827
				8,710,727
Kentucky - 3.3%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	12/1/2047	3,500,000	3,816,050

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Kentucky - 3.3% (continued)
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	9,000,000	9,752,670
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	18,250,000	20,044,522
				33,613,242
Louisiana - 2.6%
Lafayette, Revenue Bonds (Insured; Assured Guaranty Municipal Corporation)	5.00	11/1/2044	1,500,000	1,804,875
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Westlake Chemical Corporation Projects) Ser. A	6.50	8/1/2029	2,500,000	2,639,025
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project) Ser. A	5.00	7/1/2047	4,250,000	4,840,155
Louisiana Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	4,745,000	5,183,913
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000	4,038,860
New Orleans Aviation Board, Revenue Bonds (Insured; Assured Guaranty Municipal Corporation)	5.00	10/1/2048	2,375,000	2,786,564
New Orleans Aviation Board, Revenue Bonds (North Terminal Project) Ser. A	5.00	1/1/2045	3,250,000	3,649,653
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	1/1/2038	1,500,000	1,764,495
				26,707,540
Maine - .1%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)	7.50	7/1/2032	1,250,000	1,384,200
Maryland - .7%
Maryland Economic Development Corporation, Revenue Bonds, Refunding (Potomac Electric Project)	6.20	9/1/2022	2,500,000	2,549,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Maryland - .7% (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Goucher College) Ser. A	5.00	7/1/2034	1,000,000	1,082,420
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health)	5.00	8/15/2038	1,000,000	1,129,380
Prince Georges County, Revenue Bonds (National Harbor Project)	5.20	7/1/2034	2,700,000	2,710,098
				7,471,348
Massachusetts - 1.4%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HeathCare System)	5.00	7/1/2031	4,710,000	5,661,137
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HeathCare System)	5.00	7/1/2030	4,420,000	5,338,343
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,164,410
Metropolitan Boston Transit Parking Corporation, Revenue Bonds, Refunding	5.00	7/1/2023	2,000,000	2,142,900
				14,306,790
Michigan - 5.4%
Brighton Area School District, GO, Refunding (Insured; AMBAC) Ser. II	0.00	5/1/2020	1,055,000	[d] 1,036,569
Detroit Community High School, Revenue Bonds	5.75	11/1/2035	715,000	520,062
Detroit School District, GO (School Building and Site Improvement) (Insured; FGIC) Ser. A	6.00	5/1/2020	1,000,000	1,038,760
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000	11,443,000
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	3,019,262
Lansing Board of Water & Light, Revenue Bonds, Ser. A	5.50	7/1/2041	2,500,000	2,689,150
Michigan Building Authority, Revenue Bonds, Refunding (Facilities Program) Ser. I	5.00	10/15/2045	5,000,000	5,806,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Michigan - 5.4% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. D1	5.00	7/1/2035	1,520,000	1,718,026
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	7/1/2030	1,500,000	1,727,625
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. C3	5.00	7/1/2032	3,000,000	3,435,540
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2042	1,000,000	1,177,930
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. MI1	5.00	12/1/2048	5,000,000	5,924,500
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000	1,374,272
Monroe County Economic Development Corporation, Revenue Bonds, Refunding (Detroit Edison Company Project) (Insured; National Public Finance Guarantee Corporation) Ser. AA	6.95	9/1/2022	2,000,000	2,325,920
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	6,043,350
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport) Ser. D	5.00	12/1/2029	1,700,000	2,025,992
Wayne County Airport Authority, Revenue Bonds, Refunding (Detroit Metropolitan Wayne County Airport) Ser. C	5.00	12/1/2022	3,000,000	3,161,880
				54,468,538
Minnesota - .5%
Minneapolis-Saint Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	1,210,000	1,317,993

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Minnesota - .5% (continued)
Southern Minnesota Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corporation) Ser. A	0.00	1/1/2025	4,505,000	[d] 4,041,751
				5,359,744
Missouri - 1.1%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth) Ser. A	5.00	11/15/2030	3,000,000	3,491,760
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (SSM Health Care) Ser. A	5.00	6/1/2029	4,000,000	4,596,800
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System) Ser. A	5.00	11/15/2043	1,000,000	1,170,880
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2031	2,000,000	2,327,160
				11,586,600
Nebraska - 1.2%
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit 2)	5.00	1/1/2038	3,655,000	4,237,936
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit 2)	5.00	1/1/2037	5,050,000	5,869,766
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit 2)	5.00	1/1/2030	1,380,000	1,588,794
				11,696,496
Nevada - 1.4%
Clark County, GO (Limited Tax)	5.00	11/1/2038	8,410,000	9,437,870
Las Vegas Valley Water District, GO, Ser. B	5.00	6/1/2042	2,500,000	2,719,725
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	2,000,000	2,362,180
				14,519,775

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[c]	2,045,000
New Jersey - 3.5%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	2,250,000		2,452,590
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000		1,599,080
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000		4,528,360
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	3,500,000		4,025,070
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Virtua Health Issue)	5.00	7/1/2029	1,000,000		1,140,200
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,359,310
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000		5,825,800
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	10,595,000		12,102,563
				35,032,973
New York - 6.3%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Hudson Rail Yards Trust Obligations) Ser. A	5.00	11/15/2051	5,000,000		5,320,150
New York & New Jersey Port Authority, Revenue Bonds, Ser. 184	5.00	9/1/2039	5,000,000		5,748,350
New York City, GO, Refunding, Ser. E	5.00	8/1/2024	2,930,000		3,303,399
New York City, GO, Ser. 1-I	5.00	3/1/2025	3,300,000		3,832,092

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 6.3% (continued)
New York City Municipal Water Finance Authority, Revenue Bonds (Liquidity Facility; State Street Bank and Trust Co.) Ser. B	2.18	6/15/2032	3,000,000	[e]	3,000,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. S1	5.00	7/15/2037	5,340,000		6,274,286
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	5,350,000	[d]	773,182
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	4,000,000	[c]	4,373,960
New York Liberty Development Corporation, Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,500,000		3,294,975
New York State Dormitory Authority, Revenue Bonds (General Purpose) Ser. A	5.00	2/15/2043	9,000,000		9,971,460
New York State Dormitory Authority, Revenue Bonds (General Purpose) Ser. B	5.00	2/15/2031	5,000,000		5,881,950
New York State Thruway Authority, General Revenue Bonds, Refunding, Ser. J	5.00	1/1/2027	2,000,000		2,299,280
New York State Urban Development Corporation, Revenue Bonds, Ser. E	5.00	3/15/2031	4,215,000		4,735,131
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank &Trust N.A.) Ser. C	2.15	1/2/2032	4,500,000	[e]	4,500,000
				63,308,215
North Carolina - .9%
Charlotte, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000		3,563,910
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Vidant Health)	5.00	6/1/2032	3,050,000		3,524,062

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
North Carolina - .9% (continued)
North Caroline Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	1/1/2029	1,775,000		2,130,497
				9,218,469
Ohio - 2.0%
Allen County, Revenue Bonds, Refunding (Catholic Health Partners) Ser. A	5.00	5/1/2042	5,000,000		5,364,500
Butler County, Revenue Bonds (Kettering Health Network Obligated Group Project)	6.38	4/1/2036	2,000,000		2,161,340
Cleveland, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	1/1/2031	1,000,000		1,152,140
Cuyahoga County, Revenue Bonds, Refunding (The Metrohealth System)	5.25	2/15/2047	2,000,000		2,249,900
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corporation)	5.25	12/1/2025	2,985,000		3,664,625
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group) (Liquidity Facility; U.S. Bank NA)	2.15	1/1/2039	3,000,000	[e]	3,000,000
Ohio State University, Revenue Bonds, Refunding, Ser. D (Escrowed to Maturity)	5.00	12/1/2023	40,000		46,134
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects) Ser. A1	5.25	2/15/2039	2,000,000		2,230,960
				19,869,599
Oregon - .2%
Benton & Linn Counties Consolidated School District, GO (Insured; School Board Guaranty) Ser. A	0/5.00	6/15/2038	1,750,000	[b]	2,014,810

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Pennsylvania - 7.4%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center) Ser. A	4.00	7/15/2035	1,850,000		2,058,236
Allegheny County Port Authority, Revenue Bonds, Refunding	5.25	3/1/2023	2,600,000		2,761,538
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project)	5.00	11/1/2047	3,600,000		4,122,072
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Project) Ser. A	5.00	11/15/2046	1,750,000		1,967,140
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment )	5.00	6/1/2032	3,500,000		4,230,275
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment )	5.00	6/1/2031	1,250,000		1,518,400
Delaware Valley Regional Finance Authority, Revenue Bonds (Insured; County Gtd.) Ser. C, MUNIPSA +.53%	1.95	9/1/2023	8,000,000	[a]	8,003,280
Lancaster County Hospital Authority, Revenue Bonds, Refunding (University of Pennsylvania Health System)	5.00	8/15/2046	9,185,000		10,653,314
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/2036	5,000,000		5,771,900
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2026	3,750,000		4,551,300
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2024	5,000,000		5,737,500
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2042	3,000,000		3,274,860
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2035	2,000,000		2,325,880
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,782,000
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000		5,941,202

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Pennsylvania - 7.4% (continued)
Philadelphia School District, GO, Refunding, Ser. F	5.00	9/1/2035	3,500,000	4,047,470
Philadelphia School District, GO, Ser. A	5.00	9/1/2038	1,000,000	1,179,190
State Public School Building Authority, Revenue Bonds (The School District of Philadelphia Project)	5.00	4/1/2027	2,235,000	2,423,343
				75,348,900
South Carolina - 1.7%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Inc.)	5.00	11/15/2047	5,500,000	6,296,455
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.13	12/1/2043	7,500,000	8,292,750
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. C	5.00	12/1/2036	2,500,000	2,656,325
				17,245,530
Tennessee - .7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding	5.00	10/1/2036	1,000,000	1,194,890
Tennessee Energy Acquisition Corporation, Revenue Bonds	4.00	11/1/2025	5,000,000	5,484,900
				6,679,790
Texas - 10.1%
Austin, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	8,100,000	9,032,472
Austin Convention Enterprises, Revenue Bonds, Refunding (1st Tier-Convention Center Hotel) Ser. A	5.00	1/1/2033	1,000,000	1,163,290
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2028	1,500,000	1,771,200
Dallas, GO, Refunding	5.00	2/15/2030	2,000,000	2,276,300
Dallas, GO, Refunding, Ser. A	5.00	2/15/2026	3,235,000	3,624,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Texas - 10.1% (continued)
Dallas/Fort Worth International Airport, Revenue Bonds, Refunding (Dallas/Fort Worth International Airport) Ser. B	5.00	11/1/2035	3,000,000	3,129,720
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2026	1,835,000	2,145,977
Garland, Revenue Bonds, Refunding	5.00	3/1/2044	2,500,000	3,013,900
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds, Refunding (Baylor College of Medicine)	5.00	11/15/2024	4,135,000	4,817,564
Houston, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	6,090,000	6,708,379
Houston, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	4,827,560
Hurst-Euless-Bedford Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2035	1,400,000	1,581,048
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	4,500,000	4,952,340
Lower Colorado River Authority, Revenue Bonds, Refunding (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/2046	3,800,000	4,404,922
Lower Colorado River Authority, Revenue Bonds, Refunding (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/2032	800,000	929,376
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,500,000	1,755,525
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	5,500,000	6,362,125
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,925,000	2,123,679
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	5,815,000	6,620,901
Northside Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program)	5.00	8/15/2043	7,000,000	7,873,460

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Texas - 10.1% (continued)
Plano Independent School District, GO, Refunding (Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2026	6,095,000	7,411,215
San Antonio, Revenue Bonds	5.00	2/1/2043	5,000,000	5,511,950
Socorro Independent School District, Revenue Bonds, Refunding (Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2027	3,705,000	4,325,032
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bonds, Refunding (Baylor Scott and White Health Project) Ser. A	5.00	11/15/2045	2,500,000	2,859,575
Texas Transportation Commission, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,832,975
				102,054,558
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; AGC) Ser. L	5.25	7/1/2041	3,700,000	3,986,121
Utah - .4%
Salt Lake City, Revenue Bonds (Salt Lake International Airport) Ser. B	5.00	7/1/2037	1,000,000	1,196,590
Salt Lake City, Revenue Bonds (Salt Lake International Airport) Ser. B	5.00	7/1/2036	1,350,000	1,620,540
Utah Charter School Finance Authority, Revenue Bonds (Insured; Utah Charter Academics Project)	5.00	10/15/2043	1,150,000	1,323,179
				4,140,309
Virginia - .3%
Virginia Housing Development Authority, Revenue Bonds, Ser. B	5.50	6/1/2030	1,000,000	1,000,000
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,798,680
				2,798,680
Washington - 2.2%
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2035	3,000,000	3,413,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Washington - 2.2% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health and Services) Ser. A	5.00	10/1/2042	5,000,000	5,458,650
Washington State Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	11,250,000	12,929,062
				21,800,932
West Virginia - .5%
West Virginia University, Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2036	4,500,000	4,789,980
Wisconsin - 2.2%
Public Finance Authority, Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/2035	7,000,000	8,225,210
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) Ser. A	5.00	6/1/2040	4,000,000	4,581,880
Public Finance Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2044	3,110,000	3,669,800
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. A	5.00	11/15/2029	4,500,000	5,407,875
				21,884,765
Total Long-Term Municipal Investments (cost $951,382,975)			998,710,030
Total Investments (cost $953,901,125)			99.0%	1,001,322,580
Cash and Receivables (Net)			1.0%	10,271,618
Net Assets			100.0%	1,011,594,198

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $9,491,280 or .94% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds† −	1,001,322,580	-	1,001,322,580

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2019, accumulated net unrealized appreciation on investments was $47,421,455, consisting of $48,228,143 gross unrealized appreciation and $806,688 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.